Unaudited Condensed Consolidated Balance Sheets (Parentheticals) - $ / shares		Dec. 31, 2024	Dec. 31, 2023 [1]
Previously Reported | NewGenIvf Group Ltd
Ordinary shares, par value (in Dollars per share)
Ordinary shares, shares authorized		50,000,000	50,000,000
Ordinary shares, shares issued	[2]	113,852	50,747
Ordinary shares ,shares outstanding	[2]	113,852	50,747

[1]	Re-presented as mentioned in Note 23
[2]	The shares as presented have been adjusted retrospectively for two Reverse Share Splits effected in February 2025 of 1 share for every 20 existing shares issued and in May 2025 of 1 share for every 10 existing share issued respectively.